UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-8168

					Aquila Rocky Mountain Equity Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31/08

				Date of reporting period:	12/31/08

						FORM N-CSR/A

ITEM 1.  REPORTS TO STOCKHOLDERS.


ANNUAL
REPORT

DECEMBER 31, 2008

                   [LOGO OF AQUILA ROCKY MOUNTAIN EQUITY FUND:
              A RECTANGLE WITH A DRAWING OF TWO MOUNTAINS AND WORDS
                      "AQUILA ROCKY MOUNTAIN EQUITY FUND"]

                             AN INVESTMENT DESIGNED
                        FOR GROWTH AT A REASONABLE PRICE

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]             AQUILA GROUP OF FUNDS(SM)

[LOGO OF AQUILA ROCKY MOUNTAIN EQUITY
FUND: A RECTANGLE WITH A DRAWING OF
TWO MOUNTAINS AND THE WORDS "AQUILA
ROCKY MOUNTAIN EQUITY FUND"]

                       AQUILA ROCKY MOUNTAIN EQUITY FUND

                             REFINING OUR APPROACH

                                                                  February, 2009

Dear Fellow Shareholder:

      As noted in the Management Discussion which follows, the past twelve months have created some of the toughest conditions in the U.S. economy and financial markets that we have seen in our lifetimes. Staying the course in equity investments has taken real courage. For those of us that are focused on the long term promise of the Rocky Mountain Region, it has been a challenging year with positives and negatives.

WE HAVE BEEN IN A VERY DIFFICULT PERIOD

      Many mutual funds of various size and character finished the year with their equity holdings off 40% or more. Unfortunately, Aquila Rocky Mountain Equity Fund experienced a similar decline. So, while we were not alone, we do want to take this opportunity to refine our approach for the future. It is our hope that our planned adjustments will further lessen any downward future movement.

      In this difficult year we have worked to review our approach to the region due to the changing economy and to insure that we capture the best of what is happening in the region. We have reduced the number of companies in the portfolio and are working through the various microcap, midcap and emerging growth companies in the region to identify the most promising names for the next five to ten years.

MORE SELECTIVE FOCUS ON MICROCAP, MIDCAP AND EMERGING GROWTH COMPANIES

      In a more challenging economic environment we think it may be important to be more selective so we have reduced the number of companies in the portfolio to the 40-50 range from the 50-65 range we had been using. Historically we have focused on companies that have high return on assets and high free cash flow and will continue to do so. Companies that have increased their debt loads have been eliminated or are being closely monitored.

      The Rocky Mountain Region tends to hold many growth oriented companies due to the region's young age. Over the past nine years growth stocks have been out of favor with value stocks outperforming in eight out of nine years in bigger companies and in seven out of nine years in small and mid-sized companies. Slower economic growth is likely to favor growth companies. We are working to have what we believe to be the best growth companies positioned in the portfolio.


                        NOT A PART OF THE ANNUAL REPORT

MICROCAP COMPANIES

      In reviewing our results over time, our best performing stocks have often been microcap stocks or those with a market capitalization (price of stock times the shares outstanding) below $300 million to $1 billion depending on whose definition is used. Finding small companies before Wall Street finds them can be very rewarding. In addition, small and microcap companies often lead the market out of an economic downturn. The smaller companies are more nimble, can react faster to a change in economic conditions and tend to be more domestically oriented. The U.S. economy went into the downturn first and was the first to lower interest rates and apply stimulus. Smaller U.S. companies are, in our view, likely to benefit first.

CHANGING CHARACTER

      Clearly, the Rocky Mountain region is currently facing some challenges. Arizona and Nevada are still digesting problems from excessive speculation in housing during the last cycle. We expect that regional and community banks will be digesting bad loans during all of 2009 and well into 2010. Population growth in the region is likely to be slower over the next two to five years due to the serious national recession. Slower growth may be a longer term positive, however, giving states an opportunity to work on quality of life issues such as infrastructure, air and water.

      However, we continue to think that the region holds strategic positives and those include

      o a high quality outdoor lifestyle that attracts individuals, businesses and entrepreneurs

      o     a younger infrastructure and

      o     natural resources.

      Under an Obama administration we believe the region may also be well positioned: 1) the region has a relatively small carbon footprint due to access to hydro, solar and geothermal power and 2) the region is positioned to encourage smaller entrepreneurial companies through entrepreneurial incubators. President Obama indicated during his campaign that he wanted to offer developmental incentives to small technology companies that will create jobs.

                                   Sincerely,


/s/ Barbara S. Walchli                          /s/ Diana P. Herrmann

Barbara S. Walchli                              Diana P. Herrmann
Senior Vice President and Portfolio Manager     President and Trustee


                        NOT A PART OF THE ANNUAL REPORT

[LOGO OF AQUILA ROCKY MOUNTAIN EQUITY
FUND: A RECTANGLE WITH A DRAWING OF
TWO MOUNTAINS AND THE WORDS "AQUILA
ROCKY MOUNTAIN EQUITY FUND"]

                       AQUILA ROCKY MOUNTAIN EQUITY FUND
                                 ANNUAL REPORT
                             MANAGEMENT DISCUSSION

      The past twelve months have created some of the toughest conditions in the U.S. economy and financial markets that we have seen in our lifetimes. Unfortunately, nearly all equity holdings suffered capital erosion during 2008. Staying the course with equity investments has taken real courage. The total return for an equity investment has generally resulted in downward action of nearly 35 - 40% of investors' money.

      Aquila Rocky Mountain Equity Fund's Class A shares had a total return of -41.07%, without provision for sales charges but reflecting contractually waived fund expenses, for the twelve months ended December 31, 2008. This compares to the Standard & Poor's 500 Index with a total return of -37.00%, and the Russell Midcap Index with a return of -41.46%. Additionally, the Russell 2000 Index had a negative total return of -33.79% and the Russell Microcap Index had a negative total return of -39.78%.

      For those of us who have focused on the long-term growth prospects of the Rocky Mountain region, it has been a challenging year of positive and negatives.

      On the positive side, we do see signs that the attractive outdoor lifestyle of the Rocky Mountain Region continues to be a magnet for individuals, businesses and entrepreneurs. The Rocky Mountain region continues to have more growth stocks since it is a younger, less industrialized region.

      We continue our efforts to invest the Fund strategically. Our overweighting in healthcare helped results in 2008. We had fairly large position sizes in Merit Medical and Myriad Genetics, both of which did well for us. At year end, the Fund's portfolio had holdings in 50 companies across a number of industries. In this regard, we added several new companies into the Fund during 2008, including Integrated Potash and First Solar. We continue to look for the best businesses and management teams in the Rocky Mountain region in which to invest when we believe we can obtain them at a reasonable price. The economic downturn and stock market correction have, in our view, created a number of opportunities which we are currently evaluating.

      The Fund's best performing stocks in 2008 were within 4 states and represented 4 separate issues. Among them were Myriad Genetics headquartered in Salt Lake City, Utah which was up 42.7% and Merit Medical located in South Jordan Utah which was up 29.0% due to a strong new product flow.

      On the negative side, value stocks outperformed growth stocks at the mid-size company level and below. Gaming stocks were outperformed badly. Historically, gaming stocks have held up in downturns because they are strong cash flow producers. In this particular downturn consumers were hurt by mortgage problems, high gasoline costs and a weak stock market which had a significant impact upon gaming in general. In fact, in 2008 the Las Vegas Bloomberg Index was down 72.7%. Additionally, media stocks were hit unusually hard in this downturn due to consumer financial stress. The Colorado Bloomberg Index which is heavily weighted with media stocks declined 50.0% in 2008.

      The Fund's worst performing stocks in 2008 included Providence Service Corp, Sonic Innovations and Liberty Media Interactive which were all down approximately 80%. We still believe in the management teams of these companies and their long-term potential. Our greatest challenge and opportunities lie in working to identify those companies with the greatest long-term potential that may be currently missed due to market conditions. Microcap growth stocks were one of the hardest hit parts of the market in 2008, with the Russell Microcap Growth Index down 44.65%. Small companies with the fewest shares outstanding have the least liquidity and are often hit the hardest during down markets.

      Over time our first priority has been to identify those companies that have high returns on assets and generate strong free cash flow. Investing in a number of companies that do not depend on bank financing or other funding from financial markets has been helpful in the current environment. Some of the companies in the portfolio have used leverage in terms of borrowed money and we have eliminated several of these companies from the portfolio as they have become stressed or have seen their cost of capital rise significantly.

      It is now apparent that the U.S. economy has been in a recession for a year which we believe is likely to continue for another six to nine months. Historically, the stock market has begun to look six months ahead to an economic recovery. While we expect fairly slow economic growth over the next few years as the economy deleverages, we are hopeful that smaller companies that produce unique products and services in the Rocky Mountain Region will be of increased interest to investors.

                               PERFORMANCE REPORT

      The graph below illustrates the value of $10,000 invested in Class A Shares of Aquila Rocky Mountain Equity Fund (the "Fund") for the 10-year period ended December 31, 2008 as compared with a hypothetical similar-size investment in the Russell 2000 Stock Index (the "Index") over the same period. The Fund was originally managed to provide capital appreciation through selection of equity-oriented securities primarily on a value-basis. It was reoriented to a growth at a reasonable price style as of July, 1999. The Fund's universe of companies are primarily within the eight-state Rocky Mountain region.

      The performance of each of the other classes is not shown in the graph, but is included in the table below. It should be noted that the Index does not include operating expenses nor sales charges but does reflect reinvestment of dividends. It should also be noted that the Index is nationally-oriented and consisted, over the period covered by the graph, of an unmanaged group of 2000 equity securities throughout the United States, mostly of companies having relatively small capitalization. However, the Fund's investment portfolio consisted over the same period of a significant lesser number of equity securities primarily of companies domiciled in the eight-state Rocky Mountain region of our country.

      The market prices and behavior of the individual securities in the Fund's investment portfolio can be affected by local and regional factors which might well result in variances from the market action of the securities in the Index. Furthermore, whatever the difference in the performance in the Index versus the Fund may also be attributed to the lack of application of annual operating expenses and sales charges to the Index.

[Graphic of a line chart with the following information:]

            Aquilla Rocky Mountain      Aquilla Rocky Mountain
                 Equity Fund                 Equity Fund
               Class A Shares               Class A Shares        Russell 2000
               no sales charge             with sales charge       Stock Index
12/98              10,000                      9,577                 10,000
12/99              12,056                     11,546                 12,135
12/00              11,989                     11,482                 11,781
12/01              12,916                     12,370                 12,087
12/02              10,932                     10,470                 9,614
12/03              15,357                     14,707                 14,161
12/04              17,211                     16,484                 16,772
12/05              18,148                     17,381                 17,549
12/06              20,243                     19,387                 20,785
12/07              19,971                     19,127                 20,461
12/08              11,768                     11,271                 13,564


                                                           AVERAGE ANNUAL TOTAL RETURN
                                                       FOR PERIODS ENDED DECEMBER 31, 2008
                                                       -----------------------------------
                                                                                          SINCE
CLASS AND INCEPTION DATE                           1 YEAR      5 YEARS     10 YEARS     INCEPTION
------------------------                           ------      -------     --------     ---------
Class A (commenced operations on 7/22/94)
  With Maximum Sales Charge ..............         (43.58)%     (6.01)%     1.20%       4.13%
  Without Sales Charge ...................         (41.07)%     (5.18)%     1.64%       4.48%
Class C (commenced operations on 5/01/96)
  With CDSC ..............................         (42.12)%     (5.90)%     0.88%       2.33%
  Without CDSC ...........................         (41.53)%     (5.90)%     0.88%       2.33%
Class I (commenced operations on 12/01/05)
  No Sales Charge ........................         (40.92)%       N/A        N/A      (13.62)%
Class Y (commenced operations on 5/01/96)
  No Sales Charge ........................         (40.90)%     (4.93)%     1.90%       3.29%
Russell 2000 Stock Index .................         (33.79)%     (0.88)%     3.07%       6.51%  (Class A)
                                                                                        3.47%  (Class C&Y)
                                                                                       (8.71)% (Class I)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.25% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class I and Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not predictive of future investment results.

--------------------------------------------------------------------------------
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Aquila Rocky Mountain Equity Fund:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Aquila Rocky Mountain Equity Fund as of December 31, 2008 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2004 were audited by other auditors, whose report dated February 18, 2005 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aquila Rocky Mountain Equity Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 26, 2009
--------------------------------------------------------------------------------

                       AQUILA ROCKY MOUNTAIN EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2008


                                                                                     MARKET
   SHARES    COMMON STOCKS (102.0%)                                                  VALUE
-----------  -------------------------------------------------------------------- ------------
             BASIC INDUSTRY (22.3%)
      7,000  American Ecology Corp. .....................................         $   141,610
     12,000  Ball Corp. .................................................             499,080
      2,000  Freeport-McMoRan Copper & Gold, Inc.+ ......................              48,880
      1,000  Intrepid Potash, Inc.+ .....................................              20,770
     38,000  Knight Transportation, Inc. ................................             612,560
     10,000  Newmont Mining Corp. .......................................             407,000
     12,000  Republic Services, Inc. (Class A) ..........................             297,480
     15,000  SkyWest, Inc. ..............................................             279,000
                                                                                   ----------
                                                                                    2,306,380
                                                                                   ----------
             BUSINESS SERVICES (3.4%)
      5,000  IHS, Inc. (Class A)+ .......................................             187,100
     10,000  Insight Enterprises, Inc.+ .................................              69,000
      4,000  Viad Corp. .................................................              98,960
                                                                                   ----------
                                                                                      355,060
                                                                                   ----------
             CAPITAL SPENDING (4.1%)
      5,000  Dynamic Materials Corp. ....................................              96,550
     16,000  Mobile Mini, Inc.+ .........................................             230,720
     32,000  Semitool, Inc.+ ............................................              97,600
                                                                                   ----------
                                                                                      424,870
                                                                                   ----------
             CONSUMER CYCLICALS (1.5%)
      5,000  M.D.C. Holdings, Inc. ......................................             151,500
                                                                                   ----------

             CONSUMER SERVICES (10.4%)
     36,000  Coldwater Creek, Inc.+ .....................................             102,600
     14,000  Dish Network Corp. (Series A)+ .............................             155,260
     14,000  International Game Technology ..............................             166,460
      8,000  Liberty Media Entertainment (Series A)+ ....................             139,840
      7,000  Liberty Media Interactive (Series A)+ ......................              21,840
      8,000  MGM Mirage+ ................................................             110,080
     14,000  PetSmart, Inc. .............................................             258,300
      8,000  Pinnacle Entertainment, Inc.+ ..............................              61,440
     12,000  Shuffle Master, Inc.+ ......................................              59,520
                                                                                   ----------
                                                                                    1,075,340
                                                                                   ----------
             CONSUMER STAPLES (2.0%)
     12,000  Discovery Communications, Inc. (Series A)+ .................             169,920
      6,000  Rocky Mountain Chocolate Factory, Inc. .....................              31,860
                                                                                   ----------
                                                                                      201,780
                                                                                   ----------
             ENERGY (9.5%)
     10,000  Bill Barrett Corp.+ ........................................             211,300
     14,000  Cimarex Energy Co. .........................................             374,920
     12,000  Questar Corp. ..............................................             392,280
                                                                                   ----------
                                                                                      978,500
                                                                                   ----------
             FINANCIAL (10.3%)
     24,000  Glacier Bancorp, Inc. ......................................             456,480
     28,000  Janus Capital Group, Inc. ..................................             224,840


                                                                                     MARKET
   SHARES    COMMON STOCKS (continued)                                               VALUE
-----------  -------------------------------------------------------------------- ------------
             FINANCIAL (CONTINUED)
     20,000  Western Union Co. ..........................................             286,800
      4,000  Zions Bancorporation .......................................              98,040
                                                                                  -----------
                                                                                    1,066,160
                                                                                  -----------
             HEALTH CARE (20.8%)
     20,000  Array BioPharma, Inc.+ .....................................              81,000
     20,000  AspenBio Pharma, Inc.+ .....................................             123,400
     10,000  Medicis Pharmaceutical Corp. (Class A) .....................             139,000
     58,000  Merit Medical Systems, Inc.+ ...............................           1,039,940
      6,000  Myriad Genetics, Inc.+ .....................................             397,560
     16,000  Providence Service Corp.+ ..................................              23,200
     20,000  Sonic Innovations, Inc.+ ...................................              20,000
     30,000  Spectranetics Corp.+ .......................................              78,300
      7,000  USANA Health Services, Inc.+ ...............................             239,680
                                                                                  -----------
                                                                                    2,142,080
                                                                                  -----------
             TECHNOLOGY (16.6%)
     24,000  Avnet, Inc.+ ...............................................             437,040
     46,000  CIBER, Inc.+ ...............................................             221,260
      4,000  EchoStar Corp.+ ............................................              59,480
      1,000  First Solar, Inc.+ .........................................             137,960
     14,000  JDA Software Group, Inc.+ ..................................             183,820
     30,000  Microchip Technology, Inc. .................................             585,900
     12,000  RightNow Technologies, Inc.+ ...............................              92,760
                                                                                  -----------
                                                                                    1,718,220
                                                                                  -----------
             UTILITIES (1.1%)
      4,000  UniSource Energy Corp. .....................................             117,440
                                                                                  -----------
             Total Investments (cost $11,618,628*) ...........     102.0%          10,537,330
             Other assets less liabilities ...................      (2.0)            (210,752)
                                                                   -----          -----------
             Net Assets ......................................     100.0%         $10,326,578
                                                                   =====          ===========

                                                   PERCENT OF
    PORTFOLIO DISTRIBUTION (UNAUDITED)              PORTFOLIO
    ----------------------------------              ---------
       ROCKY MOUNTAIN REGION
       Arizona                                        30.8%
       Colorado                                       33.6
       Idaho                                           2.3
       Montana                                         6.1
       Nevada                                          3.8
       Utah                                           23.4
                                                     -----
                                                     100.0%
                                                     =====

*     Cost for Federal income tax and financial reporting purposes is identical.
+     Non-income producing security.

                See accompanying notes to financial statements.

                       AQUILA ROCKY MOUNTAIN EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2008

ASSETS
   Investments at market value (cost $11,618,628) ....................................................       $ 10,537,330
   Cash ..............................................................................................              9,542
   Receivable from Manager ...........................................................................             34,392
   Receivable for investment securities sold .........................................................             33,478
   Receivable for Fund shares sold ...................................................................             26,730
   Dividends receivable ..............................................................................              5,470
   Other Assets ......................................................................................              9,856
                                                                                                             ------------
      Total assets ...................................................................................         10,656,798
                                                                                                             ------------
LIABILITIES
   Payable for Fund shares redeemed ..................................................................            227,386
   Capital gains distribution payable ................................................................             68,031
   Distribution and service fees payable .............................................................              2,635
   Accrued expenses ..................................................................................             32,168
                                                                                                             ------------
      Total liabilities ..............................................................................            330,220
                                                                                                             ------------
NET ASSETS ...........................................................................................       $ 10,326,578
                                                                                                             ============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share ...............       $      5,923
   Additional paid-in capital ........................................................................         11,417,895
   Net unrealized depreciation on investments (note 4) ...............................................         (1,081,298)
   Accumulated net realized loss on investments ......................................................            (15,942)
                                                                                                             ------------
                                                                                                             $ 10,326,578
                                                                                                             ============
CLASS A
   Net Assets ........................................................................................       $  8,822,323
                                                                                                             ============
   Capital shares outstanding ........................................................................            502,193
                                                                                                             ============
   Net asset value and redemption price per share ....................................................       $      17.57
                                                                                                             ============
   Maximum offering price per share (100/95.75 of $17.57 adjusted to nearest cent) ...................       $      18.35
                                                                                                             ============
CLASS C
   Net Assets ........................................................................................       $    939,571
                                                                                                             ============
   Capital shares outstanding ........................................................................             58,929
                                                                                                             ============
   Net asset value and offering price per share ......................................................       $      15.94
                                                                                                             ============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) .....................................................       $      15.94*
                                                                                                             ============
CLASS I
   Net Assets ........................................................................................       $      6,417
                                                                                                             ============
   Capital shares outstanding ........................................................................                362
                                                                                                             ============
   Net asset value, offering and redemption price per share ..........................................       $      17.73
                                                                                                             ============
CLASS Y
   Net Assets ........................................................................................       $    558,267
                                                                                                             ============
   Capital shares outstanding ........................................................................             30,794
                                                                                                             ============
   Net asset value, offering and redemption price per share ..........................................       $      18.13
                                                                                                             ============

                See accompanying notes to financial statements.

                       AQUILA ROCKY MOUNTAIN EQUITY FUND
                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
   Dividends .....................................................................................                 $   152,692

Expenses:
   Management fee (note 3) .......................................................................   $   261,584
   Trustees' fees and expenses ...................................................................        87,865
   Registration fees and dues ....................................................................        59,980
   Transfer and shareholder servicing agent fees (note 3) ........................................        57,606
   Distribution and service fees (note 3) ........................................................        57,554
   Legal fees (note 3) ...........................................................................        50,547
   Shareholders' reports .........................................................................        17,697
   Auditing and tax fees .........................................................................        15,100
   Chief compliance officer (note 3) .............................................................         4,159
   Custodian fees (note 5) .......................................................................         3,607
   Insurance .....................................................................................         1,131
   Miscellaneous .................................................................................        38,447
                                                                                                     -----------
   Total expenses ................................................................................       655,277

   Management fee waived (note 3) ................................................................      (261,584)
   Reimbursement of expenses by Manager (note 3) .................................................      (105,865)
   Expenses paid indirectly (note 5) .............................................................        (1,496)
                                                                                                     -----------
   Net expenses ..................................................................................                     286,332
                                                                                                                   -----------
   Net investment loss ...........................................................................                    (133,640)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from securities transactions .........................................       (15,884)
   Change in unrealized appreciation on investments ..............................................    (8,758,240)
                                                                                                     -----------

   Net realized and unrealized gain (loss) on investments ........................................                  (8,774,124)
                                                                                                                   -----------
   Net change in net assets resulting from operations ............................................                 $(8,907,764)
                                                                                                                   ===========

                See accompanying notes to financial statements.

                       AQUILA ROCKY MOUNTAIN EQUITY FUND
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                           YEAR ENDED            YEAR ENDED
                                                                                        DECEMBER 31, 2008     DECEMBER 31, 2007
                                                                                        -----------------     -----------------
OPERATIONS:
  Net investment loss ..........................................................          $   (133,640)          $   (192,430)
  Net realized gain (loss) from securities transactions ........................               (15,884)             1,592,136
  Change in unrealized appreciation on investments .............................            (8,758,240)            (1,682,733)
                                                                                          ------------           ------------
    Change in net assets from operations .......................................            (8,907,764)              (283,027)
                                                                                          ------------           ------------

DISTRIBUTIONS TO SHAREHOLDERS (note 8):
  Class A Shares:
  Net realized gain on investments .............................................              (167,310)            (1,116,865)

  Class C Shares:
  Net realized gain on investments .............................................               (20,745)              (164,465)

  Class I Shares:
  Net realized gain on investments .............................................                  (120)                  (569)

  Class Y Shares:
  Net realized gain on investments .............................................               (10,238)               (85,526)
                                                                                          ------------           ------------
    Change in net assets from distributions ....................................              (198,413)            (1,367,425)
                                                                                          ------------           ------------

CAPITAL SHARE TRANSACTIONS (note 7):
  Proceeds from shares sold ....................................................             1,373,163              3,603,028
  Short-term trading redemption fee ............................................                   428                  1,003
  Reinvested distributions .....................................................               130,284                901,815
  Cost of shares redeemed ......................................................            (7,544,226)            (5,597,062)
                                                                                          ------------           ------------
    Change in net assets from capital share transactions .......................            (6,040,351)            (1,091,216)
                                                                                          ------------           ------------
    Change in net assets .......................................................           (15,146,528)            (2,741,668)

NET ASSETS:
  Beginning of period ..........................................................            25,473,106             28,214,774
                                                                                          ------------           ------------
  End of period ................................................................          $ 10,326,578           $ 25,473,106
                                                                                          ============           ============

                See accompanying notes to financial statements.

                       AQUILA ROCKY MOUNTAIN EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

      Aquila Rocky Mountain Equity Fund (the "Fund"), a diversified, open-end investment company, was organized on November 3, 1993 as a Massachusetts business trust and commenced operations on July 22, 1994. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro rata portion of all Class C Shares acquired through reinvestment of dividends or other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I shares commenced operations on December 1, 2005. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system. Securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost.

b) FAIR VALUE MEASUREMENTS: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective January 1, 2008. SFAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments are assigned levels based upon the observability.

      The three-tier hierarchy of inputs is summarized below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of December 31, 2008:

          VALUATION INPUTS                             INVESTMENTS IN SECURITIES
          ----------------                             -------------------------

          Level 1 - Quoted Prices .......................     $10,537,330
          Level 2 - Other Significant Observable Inputs .              --
          Level 3 - Significant Unobservable Inputs .....              --
                                                              -----------
          Total .........................................     $10,537,330
                                                              ===========

c) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.

d) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      The Fund has adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Management has reviewed the tax positions for each of the open tax years (2005-2008) and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

e) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications were due to a net investment loss and use of equalization for tax purposes and have no effect on net assets or net asset value per share. On December 31, 2008 the Fund decreased undistributed net investment loss by $133,640, decreased accumulated net realized gain on investments by $50,858 and decreased additional paid-in capital by $82,782.

h) ACCOUNTING PRONOUNCEMENT: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 and its impact, if any, on the Fund's financial statement disclosures.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      The Fund has a Sub-Advisory and Administration Agreement with Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor. Under this agreement, the Manager supervises the investments of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. Besides its sub-advisory services, it also provides all administrative services. This includes providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day on the net assets of the Fund at the following annual rates; 1.50% on the first $15 million; 1.20% on the next $35 million and 0.90% on the excess over $50 million.

      For the year ended December 31, 2008, the Fund incurred management fees of $261,584, all of which was waived. Additionally, during this period the Manager reimbursed the Fund for other expenses in the amount of $105,865. The Manager contractually undertook to waive fees and/or reimburse Fund expenses during the period January 1, 2008 through December 31, 2008 so that total Fund expenses will not exceed 1.50% for Class A Shares, 2.25% for Class C Shares, 1.39% for Class I Shares or 1.25% for Class Y Shares. Similar contractual undertakings have been undertaken for the 2009 and 2010 fiscal years.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.25% of the Fund's average net assets represented by Class A Shares. For the year ended December 31, 2008, distribution fees on Class A Shares amounted to $38,421 of which the Distributor retained $4,820.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2008, amounted to $14,336. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2008, amounted to $4,779. The total of these payments with respect to Class C Shares amounted to $19,115 of which the Distributor retained $4,582.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.20%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the year ended December 31, 2008, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $31 of which $18 related to the Plan and $13 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Fund's shares are sold primarily through the facilities of intermediaries, with the bulk of sales commissions inuring to such intermediaries. For the year ended December 31, 2008, total commissions on sales of Class A Shares amounted to $7,913 of which the Distributor received $1,299.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended December 31, 2008, the Fund incurred $50,494 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a shareholder of that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended December 31, 2008, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $662,025 and $5,151,193, respectively.

      At December 31, 2008, the aggregate tax cost for all securities was $11,618,628. At December 31, 2008, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $2,271,634 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $3,352,932 for a net unrealized depreciation of $1,081,298.

5. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

6. PORTFOLIO ORIENTATION

      The Fund's investments are primarily invested in the securities of companies within the eight state Rocky Mountain region consisting of Arizona, Colorado, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming and therefore are subject to economic and other conditions affecting the various states which comprise the region. Accordingly, the investment performance of the Fund might not be comparable with that of a broader universe of companies.

7. CAPITAL SHARE TRANSACTIONS

a) TRANSACTIONS IN CAPITAL SHARES OF THE FUND WERE AS FOLLOWS:

                                                           YEAR ENDED                                YEAR ENDED
                                                       DECEMBER 31, 2008                          DECEMBER 31, 2007
                                                -------------------------------            -------------------------------
                                                   SHARES              AMOUNT                 SHARES             AMOUNT
                                                -----------         -----------            -----------         -----------
Class A Shares:
  Proceeds from shares sold ............             44,105         $ 1,178,222                 72,259         $ 2,409,367
  Reinvested distributions .............              6,428             112,969                 24,498             765,555
  Cost of shares redeemed ..............           (237,743)         (5,766,961)(a)           (119,460)         (4,007,015)(a)
                                                -----------         -----------            -----------         -----------
          Net change ...................           (187,210)         (4,475,770)               (22,703)           (832,093)
                                                -----------         -----------            -----------         -----------
Class C Shares:
  Proceeds from shares sold ............              3,298              76,334                 20,256             622,641
  Reinvested distributions .............                723              11,520                  2,651              75,912
  Cost of shares redeemed ..............            (47,289)         (1,036,874)               (35,248)         (1,101,248)
                                                -----------         -----------            -----------         -----------
          Net change ...................            (43,268)           (949,020)               (12,341)           (402,695)
                                                -----------         -----------            -----------         -----------
Class I Shares:
  Proceeds from shares sold ............                 --                  --                     13                 450
  Reinvested distributions .............                  7                 120                     18                 569
  Cost of shares redeemed ..............                 --                  --                   (547)            (17,466)(b)
                                                -----------         -----------            -----------         -----------
          Net change ...................                  7                 120                   (516)            (16,447)
                                                -----------         -----------            -----------         -----------
Class Y Shares:
  Proceeds from shares sold ............              4,824             118,511                 16,522             570,570
  Reinvested distributions .............                318               5,771                  1,861              59,779
  Cost of shares redeemed ..............            (27,691)           (739,963)(c)            (13,655)           (470,330)(c)
                                                -----------         -----------            -----------         -----------
          Net change ...................            (22,549)           (615,681)                 4,728             160,019
                                                -----------         -----------            -----------         -----------
Total transactions in Fund
  shares ...............................           (253,020)        $(6,040,351)               (30,832)        $(1,091,216)
                                                ===========         ===========            ===========         ===========

(a)   Net of short-term trading redemption fees of $227 and $263, respectively.
(b)   Net of shot-term trading redemption fees of $0 and $4, respectively.
(c)   Net of short-term trading redemption fees of $201 and $736, respectively.

b) SHORT-TERM TRADING REDEMPTION FEE: The Fund and the Distributor may reject any order for the purchase of shares, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares. In addition, the Fund imposes a redemption fee of 2.00% of the shares' redemption value on any redemption of Class A Shares on which a sales charge is not imposed or of Class I and Class Y Shares, if the redemption occurs within 90 days of purchase. The fee will be paid to the Fund and is designed to offset the costs to the Fund caused by short-term trading in Fund shares. The Fund will retain the fee charged as paid-in capital and will become part of the Fund's daily NAV calculation. The fee will not apply to shares sold under an Automatic Withdrawal Plan, or sold due to the shareholder's death or disability. For the year ended December 31, 2008, fees collected did not have a material effect on the financial highlights.

8. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares annual distributions to shareholders from net investment income, if any, and from net realized capital gains, if any. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital. As of December 31, 2008, the Fund had a capital loss carryover of $13,814 that if not offset by capital gains will expire in 2016. As of December 31, 2008, there were post October capital loss deferrals of $2,128 which will be recognized in the following year.

      The tax character of distributions:

                                                  Year Ended December 31,
                                                  2008              2007
                                               -----------       -----------
      Long-term capital gain ...............   $   198,413       $ 1,367,425

      As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

      Capital loss carry forwards ..........   $   (13,814)
      Deferred post October losses .........        (2,128)
      Unrealized depreciation ..............    (1,081,298)
                                               -----------
                                               $(1,097,240)
                                               ===========

                       AQUILA ROCKY MOUNTAIN EQUITY FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 Class A
                                              ----------------------------------------------------------------------------
                                                                         Year Ended December 31,
                                              ----------------------------------------------------------------------------
                                                 2008             2007             2006            2005            2004
                                              ----------       ----------       ----------      ----------      ----------
Net asset value, beginning of period .....    $    30.39       $    32.47       $    29.45      $    27.93      $    24.92
                                              ----------       ----------       ----------      ----------      ----------
Income (loss) from investment operations:
  Net investment income (loss) ...........         (0.17)++         (0.20)++         (0.11)+         (0.11)+         (0.17)+
  Net gain (loss) on securities (both
    realized and unrealized) .............        (12.31)           (0.19)            3.51            1.63            3.18
                                              ----------       ----------       ----------      ----------      ----------
  Total from investment operations .......        (12.48)           (0.39)            3.40            1.52            3.01
                                              ----------       ----------       ----------      ----------      ----------
Less distributions (note 8):
    Distributions from capital gains .....         (0.34)           (1.69)           (0.38)             --              --
                                              ----------       ----------       ----------      ----------      ----------
Net asset value, end of period ...........    $    17.57       $    30.39       $    32.47      $    29.45      $    27.93
                                              ==========       ==========       ==========      ==========      ==========
Total return (not reflecting sales charge)        (41.07)%          (1.34)%          11.54%           5.44%          12.08%
Ratios/supplemental data
  Net assets, end of period
    (in thousands) .......................    $    8,822       $   20,950       $   23,121      $   17,684      $   13,718
  Ratio of expenses to average net assets           1.51%            1.54%            1.72%           1.59%           1.54%
  Ratio of net investment loss to average
    net assets ...........................         (0.67)%          (0.64)%          (0.57)%         (0.48)%         (0.72)%
  Portfolio turnover rate ................          3.70%           16.81%           13.31%           9.78%           8.38%

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were (note 3):

  Ratio of expenses to average net assets           3.51%            2.73%            2.70%           3.23%           2.82%
  Ratio of net investment loss to average
    net assets ...........................         (2.68)%          (1.82)%          (1.55)%         (2.11)%         (1.99)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were (note 3):

  Ratio of expenses to average net assets           1.50%            1.50%            1.50%           1.50%           1.50%

                                                                                 Class C
                                              ----------------------------------------------------------------------------
                                                                         Year Ended December 31,
                                              ----------------------------------------------------------------------------
                                                 2008             2007             2006            2005            2004
                                              ----------       ----------       ----------      ----------      ----------
Net asset value, beginning of period .....    $    27.84       $    30.11       $    27.54      $    26.31      $    23.66
                                              ----------       ----------       ----------      ----------      ----------
Income (loss) from investment operations:
  Net investment income (loss) ...........         (0.33)++         (0.42)++         (0.32)+         (0.30)+         (0.35)+
  Net gain (loss) on securities (both
    realized and unrealized) .............        (11.23)           (0.16)            3.27            1.53            3.00
                                              ----------       ----------       ----------      ----------      ----------
  Total from investment operations .......        (11.56)           (0.58)            2.95            1.23            2.65
                                              ----------       ----------       ----------      ----------      ----------
Less distributions (note 8):
    Distributions from capital gains .....         (0.34)           (1.69)           (0.38)             --              --
                                              ----------       ----------       ----------      ----------      ----------
Net asset value, end of period ...........    $    15.94       $    27.84       $    30.11      $    27.54      $    26.31
                                              ==========       ==========       ==========      ==========      ==========
Total return (not reflecting sales charge)        (41.53)%          (2.08)%          10.71%           4.68%          11.20%
Ratios/supplemental data
  Net assets, end of period
    (in thousands) .......................    $      940       $    2,845       $    3,449      $    2,607      $    2,235
  Ratio of expenses to average net assets           2.26%            2.29%            2.47%           2.34%           2.29%
  Ratio of net investment loss to average
    net assets ...........................         (1.43)%          (1.38)%          (1.32)%         (1.24)%         (1.47)%
  Portfolio turnover rate ................          3.70%           16.81%           13.31%           9.78%           8.38%

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were (note 3):

  Ratio of expenses to average net assets           4.22%            3.47%            3.45%           3.98%           3.56%
  Ratio of net investment loss to average
    net assets ...........................         (3.39)%          (2.56)%          (2.30)%         (2.87)%         (2.74)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were (note 3):

  Ratio of expenses to average net assets           2.25%            2.25%            2.25%           2.25%           2.25%

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ Per share amounts have been calculated using the daily average shares method.

                See accompanying notes to financial statements.

                       AQUILA ROCKY MOUNTAIN EQUITY FUND
                        FINANCIAL HIGHLIGHTS (continued)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    Class I
                                              --------------------------------------------------------
                                                       Year Ended December 31,                Period
                                              -----------------------------------------        Ended
                                                 2008            2007            2006        12/31/05(1)
                                              ---------       ---------       ---------      ---------
Net asset value, beginning of period .....    $   30.58       $   32.51       $   29.46      $   30.26
                                              ---------       ---------       ---------      ---------
Income (loss) from investment operations:
  Net investment income (loss) ...........        (0.11)++        (0.14)++        (0.08)+        (0.02)+
  Net gain (loss) on securities
    (both realized and unrealized) .......       (12.40)          (0.10)           3.51          (0.78)
                                              ---------       ---------       ---------      ---------
  Total from investment operations .......       (12.51)          (0.24)           3.43          (0.80)
                                              ---------       ---------       ---------      ---------
Less distributions (note 8):
  Distributions from capital gains .......        (0.34)          (1.69)          (0.38)            --
                                              ---------       ---------       ---------      ---------
Net asset value, end of period ...........    $   17.73       $   30.58       $   32.51      $   29.46
                                              =========       =========       =========      =========
Total return (not reflecting sales charge)       (40.92)%         (0.87)%         11.64%         (2.64)%*
Ratios/supplemental data
  Net assets, end of period
    (in thousands) .....................      $       6       $      11       $      28      $      24
  Ratio of expenses to average net assets          1.30%           1.38%           1.64%          1.43%**
  Ratio of net investment income (loss)
    to average net assets ................        (0.46)%         (0.46)%         (0.48)%        (0.64)%**
  Portfolio turnover rate ................         3.70%          16.81%          13.31%          9.78%*

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were (note 3):

  Ratio of expenses to average net assets.         3.37%           2.55%           2.69%          2.67%**
  Ratio of net investment loss to
    average net assets ...................        (2.53)%         (1.63)%         (1.53)%        (1.89)%**

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets.         1.29%           1.34%           1.42%          1.42%**

                                                                            Class Y
                                              -----------------------------------------------------------------------
                                                                        Year Ended December 31,
                                              -----------------------------------------------------------------------
                                                 2008            2007            2006           2005           2004
                                              ---------       ---------       ---------      ---------      ---------
Net asset value, beginning of period .....    $   31.25       $   33.25       $   30.08      $   28.45      $   25.32
                                              ---------       ---------       ---------      ---------      ---------
Income (loss) from investment operations:
  Net investment income (loss) ...........        (0.11)++        (0.12)++        (0.03)+        (0.05)+        (0.11)+
  Net gain (loss) on securities
    (both realized and unrealized) .......       (12.67)          (0.19)           3.58           1.68           3.24
                                              ---------       ---------       ---------      ---------      ---------
  Total from investment operations .......       (12.78)          (0.31)           3.55           1.63           3.13
                                              ---------       ---------       ---------      ---------      ---------
Less distributions (note 8):
  Distributions from capital gains .......        (0.34)          (1.69)          (0.38)            --             --
                                              ---------       ---------       ---------      ---------      ---------
Net asset value, end of period ...........    $   18.13       $   31.25       $   33.25      $   30.08      $   28.45
                                              =========       =========       =========      =========      =========
Total return (not reflecting sales charge)       (40.90)%         (1.07)%         11.80%          5.73%         12.36%
Ratios/supplemental data
  Net assets, end of period
    (in thousands) .......................    $     558       $   1,667       $   1,616      $   1,430      $   1,661
  Ratio of expenses to average net assets.         1.26%           1.29%           1.47%          1.34%          1.29%
  Ratio of net investment income (loss)
    to average net assets ................        (0.43)%         (0.39)%         (0.31)%        (0.26)%        (0.47)%
  Portfolio turnover rate ................         3.70%          16.81%          13.31%          9.78%          8.38%

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were (note 3):

  Ratio of expenses to average net assets.         3.21%           2.48%           2.45%          2.99%          2.56%
  Ratio of net investment loss to
    average net assets ...................        (2.38)%         (1.59)%         (1.30)%        (1.91)%        (1.75)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets.         1.25%           1.25%           1.25%          1.25%          1.25%

----------
+     Per share amounts have been calculated using the monthly average shares method.
++    Per share amounts have been calculated using the daily average shares method.
*     Not annualized.
**    Annualized.
(1)   Commenced operations on December 1, 2005.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on July 1, 2008 and held for the six months ended December 31, 2008.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED DECEMBER 31, 2008

                ACTUAL
              TOTAL RETURN           BEGINNING       ENDING         EXPENSES
                 WITHOUT              ACCOUNT        ACCOUNT      PAID DURING
             SALES CHARGES(1)          VALUE          VALUE       THE PERIOD(2)
-------------------------------------------------------------------------------
Class A         (32.40)%          $   1,000.00   $   676.00      $   6.32
-------------------------------------------------------------------------------
Class C         (32.68)%          $   1,000.00   $   673.20      $   9.46
-------------------------------------------------------------------------------
Class I         (32.26)%          $   1,000.00   $   677.40      $   4.89
-------------------------------------------------------------------------------
Class Y         (32.30)%          $   1,000.00   $   677.00      $   5.27
-------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 1.50%, 2.25%, 1.16% AND 1.25% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANALYSIS OF EXPENSES (UNAUDITED) (CONTINUED)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED DECEMBER 31, 2008

                     HYPOTHETICAL
                      ANNUALIZED    BEGINNING        ENDING         EXPENSES
                        TOTAL        ACCOUNT         ACCOUNT       PAID DURING
                       RETURN         VALUE           VALUE        THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                 5.00%     $   1,000.00     $   1,017.60     $    7.61
--------------------------------------------------------------------------------
Class C                 5.00%     $   1,000.00     $   1,013.77     $   11.39
--------------------------------------------------------------------------------
Class I                 5.00%     $   1,000.00     $   1,019.25     $    5.89
--------------------------------------------------------------------------------
Class Y                 5.00%     $   1,000.00     $   1,018.85     $    6.34
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 1.50%, 2.25%, 1.16% AND 1.25% FOR THE FUND'S CLASS A, C , I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    SHAREHOLDER MEETING RESULTS (UNAUDITED)

      A Special Meeting of Shareholders of Aquila Rocky Mountain Equity Fund (the "Fund") was held on July 15, 2008. The holders of shares representing 83% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    To elect Trustees.

                             Dollar Amount of Votes
                             ----------------------

        Trustee                 For             Withheld
        -------                 ---             --------
        Tucker Hart Adams       $17,513,469     $85,664
        Gary C. Cornia          $17,513,469     $85,664
        Grady Gammage, Jr.      $17,513,469     $85,664
        Diana P. Herrmann       $17,511,859     $87,273
        Glenn O'Flaherty        $17,513,469     $85,664

2. To ratify the selection of Tait, Weller & Baker LLP as the Fund's independent registered public accounting firm.

                             Dollar Amount of Votes
                             ----------------------

                                For             Against         Abstain
                                ---             -------         -------
                                $17,255,782     $82,167         $261,183

      A reconvened Special Meeting of Shareholders of Aquila Rocky Mountain Equity Fund was held on August 28, 2008. The holders of shares representing 52% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matter was voted upon and approved by the shareholders (the resulting votes are presented below).

1.    To act on an Advisory and Administrative Agreement.

                             Dollar Amount of Votes
                             ----------------------

                                For             Against         Abstain
                                ---             -------         -------
                                $10,985,920     $62,770         $318,126
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 1-800-SEC-0330.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROXY VOTING RECORD (UNAUDITED)

      Proxy Voting Guidelines and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-437-1020). This information is also available at http://www.aquilafunds.com/armef/armefproxy.htm or on the SEC's Web site - http://www.sec.gov.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Federal Tax Status of Distributions (unaudited)

      For the calendar year ended December 31, 2008, 100% of the amount distributed by Aquila Rocky Mountain Equity Fund qualified as net long-term capital gains.

      Prior to January 31, 2009, shareholders were mailed the aproppriate tax form(s) which contained information on the status of distributions paid for the 2008 calendar year.
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
INTERESTED TRUSTEE(4)

Diana P. Herrmann       Trustee         Vice Chair and Chief Executive Officer of          12           ICI Mutual Insurance Company
New York, NY            since 1997 and  Aquila Management Corporation, Founder of the
(02/25/58)              President       Aquila Group of Funds(5) and parent of Aquila
                        since 2002      Investment Management LLC, Manager, since
                                        2004, President since 1997, Chief Operating
                                        Officer, 1997-2008, a Director since 1984,
                                        Secretary since 1986 and previously its
                                        Executive Vice President, Senior Vice
                                        President or Vice President, 1986-1997; Chief
                                        Executive Officer and Vice Chair since 2004,
                                        President and Manager of the Manager since
                                        2003, and Chief Operating Officer of the
                                        Manager, 2003-2008; Chair, Vice Chair,
                                        President, Executive Vice President or Senior
                                        Vice President of funds in the Aquila Group
                                        of Funds since 1986; Director of the
                                        Distributor since 1997; Governor, Investment
                                        Company Institute (a trade organization for
                                        the U.S. mutual fund industry dedicated to
                                        protecting shareholder interests and
                                        educating the public about investing) and
                                        head of its Small Funds Committee since 2004;
                                        active in charitable and volunteer
                                        organizations.

NON-INTERESTED TRUSTEES

Tucker Hart Adams       Chair of the    President, The Adams Group, Inc., an economic      3            Griffis/Blessings, Inc.
Colorado Springs, CO    Board of        consulting firm, since 1989; formerly Chief                     (commercial property
(01/11/38)              Trustees since  Economist, United Banks of Colorado;                            development and
                        2005 and        currently or formerly active with numerous                      management); Kachi Partners
                        Trustee since   professional and community organizations.                       (middle market buyouts);
                        1993                                                                            Colorado Health Facilities
                                                                                                        Authority

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
Gary C. Cornia          Trustee         Dean, Marriott School of Management, Brigham       4            Lincoln Institute of Land
Orem, UT                since 2002      Young University, since 2008; Director,                         Policy, Cambridge, MA
(06/24/48)                              Romney Institute of Public Management,
                                        Marriott School of Management, 2004 - 2008;
                                        Professor, Marriott School of Management,
                                        1980 - present; Past President, the National
                                        Tax Association; Fellow, Lincoln Institute of
                                        Land Policy, 2002 - present; Associate Dean,
                                        Marriott School of Management, Brigham Young
                                        University, 1991-2000; member, Utah
                                        Governor's Tax Review Committee since 1993.

Grady Gammage, Jr.      Trustee         Founding partner, Gammage & Burnham, PLC, a        2            None
Phoenix, AZ             since 2004      law firm, Phoenix, Arizona, since 1983;
(10/01/51)                              director, Central Arizona Water Conservation
                                        District, 1992-2004; director, Arizona State
                                        University Foundation since 1998; Maricopa
                                        Partnership for Arts & Culture; Public
                                        Architecture; Arizona Historical Foundation.

Glenn P. O'Flaherty     Trustee         Chief Financial Officer and Chief Operating        2            None
Denver, CO              since 2007      Officer of Lizard Investors, LLC since 2008;
(08/03/58)                              Co-Founder, Chief Financial Officer and Chief
                                        Compliance Officer of Three Peaks Capital
                                        Management, LLP, 2003-2005; Vice President -
                                        Investment Accounting, Global Trading and
                                        Trade Operations, Janus Capital Corporation,
                                        and Chief Financial Officer and Treasurer,
                                        Janus Funds, 1991-2002.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
OTHER INDIVIDUALS

CHAIRMAN EMERITUS(6)

Lacy B. Herrmann        Founder and     Founder and Chairman of the Board, Aquila          N/A          N/A
New York, NY            Chairman        Management Corporation, the sponsoring
(05/12/29)              Emeritus since  organization and parent of the Manager or
                        2006, Chairman  Administrator and/or Adviser or Sub-Adviser
                        of the Board    to each fund of the Aquila Group of Funds;
                        OF Trustees,    Chairman of the Manager or Administrator
                        1993-2005       and/or Adviser or Sub-Adviser to each since
                                        2004; Founder and Chairman Emeritus of each
                                        fund in the Aquila Group of Funds; previously
                                        Chairman and a Trustee of each fund in the
                                        Aquila Group of Funds since its establishment
                                        until 2004 or 2005; Director of the
                                        Distributor since 1981 and formerly Vice
                                        President or Secretary, 1981-1998; Trustee
                                        Emeritus, Brown University and the Hopkins
                                        School; active in university, school and
                                        charitable organizations.

OFFICERS

Charles E. Childs, III  Executive Vice  Executive Vice President of all funds in the       N/A          N/A
New York, NY            President       Aquila Group of Funds and the Manager and the
(04/01/57)              since 2003      Manager's parent since 2003; Executive Vice
                                        President and Chief Operating Officer of the
                                        Manager's parent since 2008; formerly Senior
                                        Vice President, corporate development, Vice
                                        President, Assistant Vice President and
                                        Associate of the Manager's parent since 1987;
                                        Senior Vice President, Vice President or
                                        Assistant Vice President of the Aquila
                                        Money-Market Funds, 1988-2003.

Marie E. Aro            Senior Vice     Senior Vice President, Aquila Rocky Mountain       N/A          N/A
Denver, CO              President       Equity Fund, and Vice President, Tax-Free
(02/10/55)              since 2004      Trust of Arizona, since 2004; Senior Vice
                                        President, Aquila Three Peaks High Income
                                        Fund, since 2006; Vice President, INVESCO
                                        Funds Group, 1998-2003; Vice President,
                                        Aquila Distributors, Inc., 1993-1997.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
Barbara S. Walchli      Senior Vice     Senior Vice President and Portfolio Manager        N/A          N/A
Phoenix, AZ             President       of Aquila Rocky Mountain Equity Fund since
(09/24/52)              since 1999      1999; Fund Co-manager, One Group Large
                                        Company Growth Fund and One Group Income
                                        Equity Fund, Banc One Investment Advisors,
                                        1996-1997; Director of Research, Senior Vice
                                        President, First Interstate Capital
                                        Management, 1995-1996; Investment Committee,
                                        Arizona Community Foundation 1986-2007;
                                        member, Institute of Chartered Financial
                                        Analysts, Association for Investment
                                        Management and Research and the Phoenix
                                        Society of Financial Analysts; formerly
                                        Senior Analyst, Banc One Investment Advisors
                                        and Director of Research, Valley National
                                        Bank.

Kimball L. Young        Senior Vice     Co-portfolio manager, Tax-Free Fund For Utah       N/A          N/A
Salt Lake City, UT      President       since 2001; Co-founder, Lewis Young Robertson
(08/07/46)              since 1999      & Burningham, Inc., a NASD licensed
                                        broker/dealer providing public finance
                                        services to Utah local govern-ments,
                                        1995-2001; Senior Vice President of two
                                        Aquila Bond Funds and Aquila Rocky Mountain
                                        Equity Fund; formerly Senior Vice
                                        President-Public Finance, Kemper Securities
                                        Inc., Salt Lake City, Utah.

R. Lynn Yturri          Senior Vice     Senior Vice President Investments, Aquila          N/A          N/A
Scottsdale, AZ          President       Investment Management LLC since 2005, Senior
(08/29/42)              since 2006      Vice President, Aquila Rocky Mountain Equity
                                        Fund since 2006; Senior Vice President and
                                        equity fund manager, JP Morgan Chase,
                                        formerly One Group, Bank One's mutual fund
                                        family, 1992-2004.

Stephen J. Caridi       Vice President  Vice President of the Distributor since 1995;      N/A          N/A
New York, NY            since 2006      Vice President, Hawaiian Tax-Free Trust since
(05/06/61)                              1998; Senior Vice President, Narragansett
                                        Insured Tax-Free Income Fund since 1998, Vice
                                        President 1996-1997; Senior Vice President,
                                        Tax-Free Fund of Colorado since 2004; Vice
                                        President, Aquila Rocky Mountain Equity Fund
                                        since 2006.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
Sherri Foster           Vice President  Senior Vice President, Hawaiian Tax-Free           N/A          N/A
Lahaina, HI             since 2006      Trust since 1993 and formerly Vice President
(07/27/50)                              or Assistant Vice President; Vice President
                                        since 1997 and formerly Assistant Vice
                                        President of the three Aquila Money-Market
                                        Funds; Vice President, Aquila Rocky Mountain
                                        Equity Fund since 2006; Registered
                                        Representative of the Distributor since 1985.

Jason T. McGrew         Vice President  Vice President, Churchill Tax-Free Fund of         N/A          N/A
Elizabethtown, KY       since 2006      Kentucky since 2001, Assistant Vice
(08/14/71)                              President, 2000-2001; Vice President, Aquila
                                        Rocky Mountain Equity Fund since 2006;
                                        Investment Broker with Raymond James
                                        Financial Services 1999-2000 and with J.C.
                                        Bradford and Company 1997-1999; Associate
                                        Broker at Prudential Securities 1996-1997.

Christine L. Neimeth    Vice President  Vice President of Aquila Rocky Mountain            N/A          N/A
Portland, OR            since 1999      Equity Fund and Tax-Free Trust of Oregon.
(02/10/64)

Alan R. Stockman        Vice President  Senior Vice President, Tax-Free Trust of           N/A          N/A
Glendale, AZ            since 1999      Arizona since 2001, Vice President,
(07/31/54)                              1999-2001; Vice President, Aquila Rocky
                                        Mountain Equity Fund since 1999; Bank One,
                                        Commercial Client Services representative,
                                        1997-1999; Trader and Financial Consultant,
                                        National Bank of Arizona (Zions Investment
                                        Securities Inc.), Phoenix, Arizona 1996-1997.

M. Kayleen Willis       Vice President  Vice President, Tax-Free Fund For Utah since       N/A          N/A
Salt Lake City, UT      since 2004      September 2003, Assistant Vice President,
(06/11/63)                              2002-2003; Vice President, Aquila Rocky
                                        Mountain Equity Fund, since 2004.

Robert W. Anderson      Chief           Chief Compliance Officer of the Fund and each      N/A          N/A
New York, NY            Compliance      of the other funds in the Aquila Group of
(08/23/40)              Officer since   Funds, the Manager and the Distributor since
                        2004 and        2004, Compliance Officer of the Manager or
                        Assistant       its predecessor and current parent 1998-2004;
                        Secretary       Assistant Secretary of the Aquila Group of
                        since 2000      Funds since 2000.

                                                                                        NUMBER OF
                        POSITIONS                                                        PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                        IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND         PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF        OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)       DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------       -------------------                             ----------      ---------------------
Joseph P. DiMaggio      Chief Financial  Chief Financial Officer of the Aquila Group        N/A          N/A
New York, NY            Officer since    of Funds since 2003 and Treasurer since 2000.
(11/06/56)              2003 and
                        Treasurer since
                        2000

Edward M. W. Hines      Secretary        Shareholder of Butzel Long, a professional         N/A          N/A
New York, NY            since 1993       corporation, counsel to the Fund, since 2007;
(12/16/39)                               Partner of Hollyer Brady Barrett & Hines LLP,
                                         its predecessor as counsel, 1989-2007;
                                         Secretary of the Aquila Group of Funds.

John M. Herndon         Assistant        Assistant Secretary of the Aquila Group of         N/A          N/A
New York, NY            Secretary        Funds since 1995 and Vice President of the
(12/17/39)              since 1995       three Aquila Money-Market Funds since 1990;
                                         Vice President of the Manager or its
                                         predecessor and current parent since 1990.

Lori A. Vindigni        Assistant        Assistant Treasurer of the Aquila Group of         N/A          N/A
New York, NY            Treasurer        Funds since 2000; Assistant Vice President of
(11/02/66)              since 2000       the Manager or its predecessor and current
                                         parent since 1998; Fund Accountant for the
                                         Aquila Group of Funds, 1995-1998.

----------
(1) The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting the EDGAR Database at the SEC's internet site at www.sec.gov.

(2) The mailing address of each Trustee and officer is c/o Aquila Rocky Mountain Equity Fund, 380 Madison Avenue, Suite 2300, New York, NY 10017.

(3) Because the Fund does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.

(4) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the "Aquila Group of Funds."

(6) The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------
PRIVACY NOTICE (unaudited)

                       AQUILA ROCKY MOUNTAIN EQUITY FUND

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Fund.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund's transfer agent, distributor, or manager, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                           AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.
--------------------------------------------------------------------------------

FOUNDERS
   Lacy B. Herrmann, Chairman Emeritus
   Aquila Management Corporation

MANAGER
   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES
   Tucker Hart Adams, Chair
   Gary C. Cornia
   Grady Gammage, Jr.
   Diana P. Herrmann
   Glenn P. O'Flaherty

OFFICERS
   Diana P. Herrmann, President
   Barbara S. Walchli, Senior Vice President and
     Portfolio Manager
   Marie E. Aro, Senior Vice President
   Kimball L. Young, Senior Vice President
   R. Lynn Yturri, Senior Vice President
   Robert W. Anderson, Chief Compliance Officer
   Joseph P. DiMaggio, Chief Financial Officer
     and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PNC Global Investment Servicing
   101 Sabin Street
   Pawtucket, RI 02860

CUSTODIAN
   JPMORGAN CHASE BANK, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
   TAIT, WELLER & BAKER LLP
   1818 Market Street, Suite 2400
   Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

(a) As of December 31, 2008 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

a) (1) (i) The Registrant's board of trustees has determined that Mr. Glenn O'Flaherty, a member of its audit committee, is an audit committee financial expert. Mr. O'Flaherty is 'independent' as such term is defined in Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $10,000 in 2007 and $10,500 in 2008.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $3,100 in 2007 and 2008, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

		Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA ROCKY MOUNTAIN EQUITY FUND


By:  /s/  Diana P. Herrmann
-----------------------------------
President and Trustee
September 2, 2009



By:  /s/  Joseph P. DiMaggio
-------------------------------------
Chief Financial Officer and Treasurer
September 2, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
-----------------------------------
Diana P. Herrmann
President and Trustee
September 2, 2009



By:  /s/  Joseph P. DiMaggio
-------------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 2, 2009



AQUILA ROCKY MOUNTAIN EQUITY FUND


EXHIBIT INDEX
(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.